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KEMPER
ADVANTAGE III
VARIABLE ANNUITY

2001 SEMI-ANNUAL REPORT

Includes semi-annual reports for:

Scudder Variable Series I	Fidelity Variable Insurance Products Fund II
Scudder Variable Series II	The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series	J.P. Morgan Series Trust II
Pilgrim Natural Resources Trust	The Alger American Fund
Pilgrim Emerging Markets Fund, Inc.	American Century Variable Portfolios, Inc.
Fidelity Variable Insurance Products Fund	Credit Suisse Warburg Pincus Trust

Kemper Advantage III is a Flexible Payment Fixed and Variable Annuity from Kemper Investors Life Insurance Company.

Issued by Kemper Investors Life Insurance Company Securities distributed by Investors Brokerage Services, Inc.

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Zurich Life

1600 McConnor Parkway
Schaumburg, IL 60196-6801

Zurich Life. The way life should be. ®

ADV3-SAN01 (08/01)	LOGO: RECYCLED PAPER	Policy Form Series L-1000

LOGO: ZURICH LIFE		[POSTAGE PAID MARK]

1600 McConnor Parkway
Schaumburg, IL 60196-6801